Subordinated Debentures (Narrative) (Detail) - USD ($) $ / shares in Units, $ in Thousands	Mar. 10, 2006	Jun. 01, 2005	Dec. 17, 2003	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Debt Instrument [Line Items]
Subordinated debentures				$ 56,083	$ 56,083	$ 56,083
Private Placement
Debt Instrument [Line Items]
Maximum consecutive periods on deferred payment of interest	20 consecutive quarters	20 consecutive quarters	20 consecutive quarters
Debt instrument term		90 days	30 years
Debt instrument redemption end date	Mar. 15, 2036
Debt instrument redemption end date		Jun. 15, 2035
Common shares held as assets in trust					$ 1,680	$ 1,680
Private Placement | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis points distribution	1.48%	1.85%	2.85%
Private Placement | Trust Preferred Securities Subject to Mandatory Redemption
Debt Instrument [Line Items]
Trust preferred securities to be issued	30,000		22,400
Trust preferred securities, par value	$ 1,000	$ 1,000	$ 1,000
Trust preferred securities redemption price per security	$ 1,000	$ 1,000	$ 1,000
Preferred Securities redemption, percentage	9.75%
Trust preferred securities to be issued, acquisition		2,000